Revenue Information (Details) - Schedule of Deferred Revenue Movement - Deferred Revenue [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue Information (Details) - Schedule of Deferred Revenue Movement [Line Items]
Deferred revenue, beginning balance	$ 1,127,105	$ 675,014	$ 41,765
Deferred revenue, additions	5,583,103	6,631,916	5,582,640
Deferred revenue, Revenue	(4,472,566)	(5,502,880)	(4,571,465)
Deferred revenue, FX rate adj	(897,688)	(676,945)	(377,926)
Deferred revenue, ending balance	1,339,954	1,127,105	675,014
Deferred Revenue [Member]
Revenue Information (Details) - Schedule of Deferred Revenue Movement [Line Items]
Deferred revenue, beginning balance	1,127,105	675,014	41,765
Deferred revenue, additions	5,583,103	6,631,916	5,582,640
Deferred revenue, Revenue	(4,472,566)	(5,502,880)	(4,571,465)
Deferred revenue, FX rate adj	(897,688)	(676,945)	(377,926)
Deferred revenue, ending balance	$ 1,339,954	$ 1,127,105	$ 675,014